CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Series A convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	10,000,000	10,000,000
Series A convertible preferred stock, shares outstanding	1,997,467	2,106,088
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	10,564,774	10,349,774
Common stock, shares outstanding	10,564,774	10,349,774